SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of disaggregation of revenue

		Year ended	Year ended	Year ended
		December	December	December
		31, 2020	31, 2021	31, 2022
		RMB	RMB	RMB
Credit driven services		11,403,675	10,189,167	11,586,251
Loan facilitation and servicing fees-capital heavy		4,596,555	2,326,027	2,086,414
Revenue from loan facilitation services	At a point in time	3,160,457	1,399,310	1,442,100
Revenue from post-facilitation services	Overtime	1,436,098	926,717	644,314
Financing income	Overtime	2,184,180	2,184,128	3,487,951
Revenue from releasing of guarantee liabilities	Overtime	4,506,935	5,583,135	5,899,153
Other services fees	At a point in time	116,005	95,877	112,733
Platform services		2,160,279	6,446,478	4,967,679
Loan facilitation and servicing fees-capital light		1,826,654	5,677,941	4,124,726
Revenue from loan facilitation services	At a point in time	1,416,715	4,484,632	2,656,511
Revenue from post-facilitation services	Overtime	409,939	1,193,309	1,468,215
Referral services fees	At a point in time	265,300	620,317	561,372
Other services fees	At a point in time/Overtime	68,325	148,220	281,581
Total net revenue		13,563,954	16,635,645	16,553,930

Schedule of estimated useful lives for property and equipment

Leasehold improvements	Over the shorter of the lease term or expected useful lives
Electronic equipment	5 years
Furniture and office equipment	5 years

Consolidated Trusts
Schedule of financial statements

	December 31, 2021	December 31, 2022
	RMB	RMB
ASSETS
Restricted cash	657,075	1,018,106
Loans receivable, net	8,646,950	9,942,696
Prepaid expenses and other assets	104,515	117,516
Loans receivable, net-noncurrent	1,829,804	511,843
Total Assets	11,238,344	11,590,161

	December 31, 2021	December 31, 2022
	RMB	RMB
LIABILITIES
Payable to investors of the consolidated trusts-current	2,304,518	6,099,520
Accrued expenses and other current liabilities	5,928	8,378
Other tax payable	34,448	35,766
Payable to investors of the consolidated trusts-noncurrent	4,010,597	4,521,600
Total liabilities	6,355,491	10,665,264

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenue	2,089,679	1,704,267	2,275,833
Net income	899,010	708,908	1,101,477

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash (used in) provided by operating activities	(674,291)	1,329,554	1,784,344
Net cash provided by (used in) investing activities	1,964,538	(4,619,696)	(609,509)
Net cash (used in) provided by financing activities	(3,268,383)	1,735,348	4,245,628